Trade Receivables (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	$ 34,259	$ 135,962	$ 92,595
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	11,352	25,949
Financial assets past due but not impaired | Below 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	7,322	6,767
Financial assets past due but not impaired | Between 31 and 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	728	1,847
Financial assets past due but not impaired | Between 61 and 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	1,175	799
Financial assets past due but not impaired | Between 91 and 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	1,813	16,491
Financial assets past due but not impaired | Over 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	$ 314	$ 45